Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative	$ 2,522,678	$ 324,565	$ 1,340,168	$ 976,345
Total operating expenses	2,522,678	324,565	(1,340,168)	(976,345)
Other income (expense)
Interest earned on investments held in Trust Account	234,853	3,196,998	5,813,213	4,316,583
Other income	4,034
Interest expense – debt discount	(183,310)		(8,966)
Other expenses	55,577	3,196,998	5,804,247	4,316,583
Net loss	(2,467,101)	2,872,433	4,464,079	3,340,238
Visiox Pharmaceuticals, Inc. [Member]
Operating expenses:
Research and development	35,028	23,332	6,542,476	902,416
Management fee		300,000	1,200,000	1,200,000
General and administrative	1,129,847	565,213	2,886,157	2,033,200
Loss from operations	(1,164,875)	(888,545)	(10,628,633)	(4,135,616)
Other income (expense)
Interest expense	(51,534)		(6,164)
Amortization of debt discount	(2,518)		(427)
Change in fair value of derivative liability	10,027		(23)
Other expenses	(44,025)		(6,614)
Provision for income taxes
Net loss	(1,208,900)	(888,545)	(10,635,247)	(4,135,616)
Dividend on convertible preferred units		(65,315)	(123,079)	(159,051)
Net loss attributable to common stockholders	$ (1,208,900)	$ (953,860)	$ (10,758,326)	$ (4,294,667)
Weighted average shares outstanding, diluted				10,042,459
Diluted net (loss) income per share				$ (0.43)
Weighted average shares outstanding, basic				10,042,459
Basic net (loss) income per share				$ (0.43)
Net loss attributable to common stockholders	$ (1,208,900)	$ (953,860)	$ (10,758,326)	$ (4,294,667)
Common Class A [Member]
Other income (expense)
Net loss attributable to common stockholders	$ (2,467,101)	$ 2,297,946	$ 3,831,570	$ 2,582,508
Weighted average shares outstanding, diluted	8,991,229	28,750,000	16,461,668	24,496,575
Diluted net (loss) income per share	$ (0.27)	$ 0.08	$ 0.23	$ 0.11
Weighted average shares outstanding, basic			16,461,668	24,496,575
Basic net (loss) income per share			$ 0.23	$ 0.11
Net loss attributable to common stockholders	$ (2,467,101)	$ 2,297,946	$ 3,831,570	$ 2,582,508
Common Class B [Member]
Other income (expense)
Net loss attributable to common stockholders		$ 574,487	$ 632,509	$ 757,730
Weighted average shares outstanding, diluted		7,187,500	2,717,466	7,187,500
Diluted net (loss) income per share		$ 0.08	$ 0.23	$ 0.11
Weighted average shares outstanding, basic			2,717,466	7,187,500
Basic net (loss) income per share			$ 0.23	$ 0.11
Net loss attributable to common stockholders		$ 574,487	$ 632,509	$ 757,730